Annual Total Returns[BarChart] - PIMCO Emerging Markets Corporate Bond Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.10%	16.98%	(2.35%)	(1.82%)	(5.42%)	13.18%	9.01%	(0.68%)	11.84%	5.75%